Severance Indemnities and Pension Plans (Narrative) (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2017 JPY (¥) Age	Mar. 31, 2016 JPY (¥)	Mar. 31, 2015 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Eligible age for lifetime annuity payments | Age	65
Special lump-sum early termination benefits charged to operations for the fiscal year	¥ 7,722	¥ 7,428	¥ 9,285
Defined contribution plan cost charged to operations for the fiscal year	15,636	16,254	¥ 12,041
Domestic Subsidiaries, Pension Benefits and SIPs [Member] | Other Debt Securities and Japanese Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of debt securities issued by the MUFG Group included in plan assets	¥ 1,523	¥ 1,800
Percentage of fair value of debt securities issued by the MUFG Group to total fair value of plan assets	0.05%	0.07%
Domestic Subsidiaries, Pension Benefits and SIPs [Member] | Japanese Marketable Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of common stock issued by the MUFG Group included in plan assets	¥ 8,169	¥ 2,341
Percentage of fair value of common stock issued by the MUFG Group to total fair value of plan assets	0.29%	0.09%